SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN	12 Months Ended
Dec. 31, 2023
Short-term Debt [Abstract]
SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN
NOTE 8:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN

Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2023	2022	2023	2022
		%

Short-term bank credit (*)	USD	-	6.3	$-	$21,183
Short-term bank credit (**)	INR	10.1	7.6	$2,801	$2,674
Current maturities of Long- term bank loan and other (**)	INR	8.9	7.6	$2,317	$2,278
Total				$5,118	$26,135

(*) As of December 31, 2023, the company has no credit lines in Israeli banks. The credit line outstanding as of December 31, 2022, in Israeli banks was fully repaid during 2023.

(**) Credit line and bank loan in Lioli - During 2022, Lioli engaged with a new bank and signed a new loan agreement. The loan agreement with the bank in Lioli contains customary covenants. Lioli is in compliance with the requirement of the financial covenants under the agreement of own capital contribution. The Loan Agreement also contains certain customary negative covenants that require Lioli to refrain from certain actions unless bank’s consent obtained. Lioli debt is secured by a SBLC (Stand By Letter of Credit) from Caesarstone and floating charge on all of Lioli’s assets. (see also Note 15).